Transfer of financial assets, assets pledged and received as collateral - Schedule of transfer of financial assets not qualifying for derecognition (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Sale and repurchase, equity | Financial liabilities at fair value through profit or loss
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Associated liabilities at carrying amount	€ 5,398	€ 7,005
Sale and repurchase, debt | Financial liabilities at fair value through profit or loss
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Associated liabilities at carrying amount	6,684	11,901
Financial assets at fair value through profit or loss | Securities lending, equity
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	4,163	4,141
Financial assets at fair value through profit or loss | Securities lending, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	3	3
Financial assets at fair value through profit or loss | Sale and repurchase, equity
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	5,929	7,273
Financial assets at fair value through profit or loss | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	9,687	16,929
Financial assets at FVOCI | Securities lending, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	314	603
Financial assets at FVOCI | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	886	1,956
Securities at amortised cost | Securities lending, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	399	635
Securities at amortised cost | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	€ 989	€ 819